Annual Total Returns - Fidelity Flex Conservative Income Municipal Bond Fund [BarChart] - 12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-06 - Fidelity Flex Conservative Income Municipal Bond Fund
Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 12, 2017
Fidelity Flex Conservative Income Municipal Bond Fund
Bar Chart Table:
Annual Return 2018	1.77%
Annual Return 2019	2.39%
Annual Return 2020	1.48%